Income Tax	12 Months Ended
Oct. 31, 2011
Income Tax [Text Block]

11.	Income Tax

The Company’s provision for income taxes comprise of the following:

		2011		2010
Current Tax Provision	$	Nil	$	Nil
Deferred Tax Provision	$	Nil	$	Nil
Tax Expense	$	Nil	$	Nil

Rate Reconciliation

Income taxes vary from the amount that would be computed by applying the statutory federal income tax rate of 35%.

		2011		2010
U.S. Federal Statutory Rate		$(125,453)		$(132,973)
Tax Benefit Not Recognized		$125,453		$132,973
Tax Expenses	$	Nil	$	Nil

The tax effects of temporary differences that give rise to the Company’s deferred tax asset (liability) are as follows:

		2011		2010
Deferred Tax Assets:
Net Operating Loss Carry forward		$1,408,175		$1,191,357
Valuation Allowance		$(1,408,175)		$(1,191,357)
Net Deferred Tax Assets	$	Nil	$	Nil

Changes in the valuation allowance relate primarily to net operating losses, resources expenditures and others which are not currently recognized. The Company has reviewed its net deferred tax assets and has not recognized potential tax benefits arising there from because at this time management believes it is more likely than not that the benefits will not be realized in future year.

For tax purpose, as of October 31, 2011, the Company has operating loss carry forwards of approximately $4,023,000 which expire in 2025 through 203 1 as follow:

Year	Amount
2025	$76,000
2026	508,000
2027	1,056,000
2028	720,000
2029	753,000
2030	552,000
2031	358,000

Total	$4,023,000